General (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Reconciliation of Cash, Cash Equivalents, and Restricted Cash

	September 30,	December 31,
	2021	2020
	(in thousands)
Cash and cash equivalents	$690	$1,500
Restricted cash	624	1,180
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$1,314	$2,680

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts in the consolidated cash flow statements:

	December 31,	December 31,
(in thousands)	2020	2019
Cash and cash equivalents	$1,514	$3,839
Restricted cash	1,180	2,389
Total cash, cash equivalents, and restricted cash shown in the cash flow statement	$2,694	$6,228